SUBMISSION
TYPE     13F-HR
DOCUMENT-COUNT     1
NOTIFY-INTERNET     linda.stoeltje@tmcdanco.com
SROS     NONE
FILER
CIK     0001104366
CCC     s#ssss8s
/FILER
PERIOD     09/30/05
DOCUMENT
TYPE     13F-HR
TEXT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    November 10, 2005


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 57

Form 13F Information Table Value Total: $161781 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              604059105      302     4120 SH       SOLE                                       4120
Abbott Labs                    COM              002824100      357     8422 SH       SOLE                                       8422
Altria Group Incorporated      COM              718154107      217     2950 SH       SOLE                                       2950
American International Group   COM              026874107     4457    71929 SH       SOLE                                      71929
Apple Computer                 COM              037833100     3672    68490 SH       SOLE                                      68490
Automatic Data Processing      COM              053015103     3951    91790 SH       SOLE                                      91790
BB&T Corp.                     COM              054937107      234     6000 SH       SOLE                                       6000
BP PLC                         COM              055622104     4484    63286 SH       SOLE                                      63286
Bell South                     COM              079860102      340    12920 SH       SOLE                                      12920
Bristol Myers Squibb           COM              110122108     2119    88082 SH       SOLE                                      88082
Canon Inc. ADR                 COM              138006309     4489    82724 SH       SOLE                                      82724
Chevron Corp New Com           COM              166764100     1075    16610 SH       SOLE                                      16610
Cisco Systems                  COM              17275R102     1143    63789 SH       SOLE                                      63789
Citigroup Inc                  COM              172967101      323     7085 SH       SOLE                                       7085
Coca-Cola                      COM              191216100     3957    91620 SH       SOLE                                      91620
Compass Bancshares Inc.        COM              20449H109      694    15140 SH       SOLE                                      15140
Dell Inc.                      COM              24702r101     1040    30400 SH       SOLE                                      30400
Donaldson Co.                  COM              257651109     6175   202270 SH       SOLE                                     202270
Dover Corp.                    COM              260003108     4238   103899 SH       SOLE                                     103899
Dupont de Nemours              COM              263534109      493    12575 SH       SOLE                                      12575
Echelon                        COM              27874n105      242    26300 SH       SOLE                                      26300
Emerson Electric               COM              291011104     4208    58610 SH       SOLE                                      58610
Exxon Mobil                    COM              30231G102     5721    90041 SH       SOLE                                      90041
General Electric               COM              369604103      804    23874 SH       SOLE                                      23874
H J Heinz Co.                  COM              423074103     2443    66858 SH       SOLE                                      66858
Home Depot                     COM              437076102     2635    69087 SH       SOLE                                      69087
Illinois Tool Works            COM              452308109     4805    58361 SH       SOLE                                      58361
Intel Corp.                    COM              458140100     1278    51833 SH       SOLE                                      51833
Johnson & Johnson              COM              478160104     6185    97744 SH       SOLE                                      97744
Luminex Corp                   COM              55027E102      565    56226 SH       SOLE                                      56226
McGraw Hill                    COM              580645109      240     5000 SH       SOLE                                       5000
Microsoft Corp                 COM              594918104     3582   139199 SH       SOLE                                     139199
Molex Inc.                     COM              608554101     3231   121104 SH       SOLE                                     121104
National Instruments Corp.     COM              636518102     1352    54877 SH       SOLE                                      54877
Nokia                          COM              654902204     1192    70478 SH       SOLE                                      70478
Nordson Corp.                  COM              655663102     3694    97138 SH       SOLE                                      97138
Pepsico Inc.                   COM              713448108      436     7693 SH       SOLE                                       7693
Pfizer, Inc.                   COM              717081103      447    17892 SH       SOLE                                      17892
Procter & Gamble               COM              742718109     6109   102742 SH       SOLE                                     102742
Royal Dutch Shell PLC          COM              780259206     4275    65132 SH       SOLE                                      65132
SBC Communications             COM              78387G103      543    22639 SH       SOLE                                      22639
Sabine Royalty Trust UBI       COM              785688102      719    14000 SH       SOLE                                      14000
San Juan Basin Royalty Trust   COM              798241105    30083   616452 SH       SOLE                                     616452
Schering-Plough                COM              806605101     3114   147940 SH       SOLE                                     147940
Schlumberger Ltd               COM              806857108     4409    52255 SH       SOLE                                      52255
Sigma-Aldrich                  COM              826552101     4549    71015 SH       SOLE                                      71015
Sysco Corp.                    COM              871829107     3835   122245 SH       SOLE                                     122245
Target                         COM              87612e106      425     8180 SH       SOLE                                       8180
Telefonica de Espana           COM              879382208      785    15922 SH       SOLE                                      15922
Unilever N.V.                  COM              904784709     3579    50084 SH       SOLE                                      50084
United Parcel Serv Cl B        COM              911312106     2009    29065 SH       SOLE                                      29065
Verizon Communications         COM              92343v104      341    10429 SH       SOLE                                      10429
Vodafone                       COM              92857t107      315    12120 SH       SOLE                                      12120
W.W. Grainger                  COM              384802104     4544    72225 SH       SOLE                                      72225
Wal-Mart Stores                COM              931142103     2168    49483 SH       SOLE                                      49483
Weyerhaeuser                   COM              962166104     2883    41940 SH       SOLE                                      41940
Whole Foods Market             COM              966837106      276     2050 SH       SOLE                                       2050
REPORT SUMMARY		       57 DATA RECORDS		     161781         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

/TEXT
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/SUBMISSION
